S000022057 [Member] Investment Objectives and Goals - Dodge & Cox Global Stock Fund	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Dodge & Cox Global Stock Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of principal and income.